Share-Based Compensation - Non-Employee Awards - Liability classified (Details) - FREYR AS - Nonemployee Awards € in Thousands, $ in Thousands				3 Months Ended			12 Months Ended
	Feb. 16, 2021 kr / shares shares	Dec. 04, 2020 USD ($) shares	Dec. 04, 2020 EUR (€) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 kr / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued share-based compensation expense		$ 427	€ 375
Number of warrants issued	2,308,526
Exercise price of warrants | kr / shares	kr 0.01
Compensation expense | $				$ 0			$ 427
Warrants payment-in-kind
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants agreed to be issued	2,308,526	2,308,526	2,308,526
Accrued share-based compensation expense							$ 427	€ 375
Number of warrants issued				0
Exercise price of warrants | kr / shares	kr 0.01				kr 0
Compensation expense | $				$ 3,739		$ 0